Document and Entity Information	Feb. 10, 2025
Cover [Abstract]
Entity Registrant Name	COLUMBUS MCKINNON CORP
Amendment Flag	false
Entity Central Index Key	0001005229
Document Type	8-K
Document Period End Date	Feb. 10, 2025
Entity Incorporation State Country Code	NY
Entity File Number	001-34362
Entity Tax Identification Number	16-0547600
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, Address Line Two	Suite D Charlotte NC
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	(716)
Local Phone Number	689-5400
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CMCO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false